Schedule of Investments
September 30, 2022 (unaudited)
Manor Bond Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

US Treasury Notes 91.13%

US Treasury Note, 2.875%, Due 05/15/2028	100,000	94,047
US Treasury Note, 1.25%, Due 07/31/2023	300,000	292,746
US Treasury Note, 2.50%, Due 08/15/2023	225,000	221,669
US Treasury Note, 1.75%, Due 11/15/2029	325,000	282,445
US Treasury Note, 1.50%, Due 08/15/2026	150,000	135,709
US Treasury Note, 0.50%, 02/28/2026	400,000	353,016
US Treasury Note, Series C, 0.625% Due 05/15/2030	175,000	137,894

Total U.S. Government Obligations	(Cost $ 1,664,465)	1,517,526

Money Market Registered Investment Companies - 8.62%

First American Treasury Obligation Fund Class Z - 2.83% (2)	143,528	143,528

Total Money Market Registered Investment Companies	(Cost $ 143,528)	143,528

Total Investments - 99.74%	(Cost $ 1,807,993)	1,661,054

Other Assets less Liabilities - .26%		4,268

Total Net Assets - 100.00%		1,665,322

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$143,528	$-
Level 2 - Other Significant Observable Inputs	1,517,526	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,661,054	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.